CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	300,000,000	300,000,000
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares issued	34,286,979	27,209,646
Common stock, shares outstanding	34,286,979	27,209,646